Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 4,439	$ 17,292
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	259	161
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	76,496	67,726
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	2,010	1,360
Available-for-sale Securities, Gross unrealized losses, Fair Value	80,935	85,018
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	2,269	1,521
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	3,840	5,607
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	26	45
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	6,000	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	67	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	9,840	5,607
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	93	45
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,924	9,028
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	29	112
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	47,814	43,352
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	1,037	828
Available-for-sale Securities, Gross unrealized losses, Fair Value	49,738	52,380
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	1,066	940
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		1,338
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		9
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	843	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	12	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	843	1,338
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	12	9
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	526	5,074
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	6	37
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	15,602	14,057
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	509	337
Available-for-sale Securities, Gross unrealized losses, Fair Value	16,128	19,131
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	515	374
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		1,182
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		1
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	11,109	10,317
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	423	195
Available-for-sale Securities, Gross unrealized losses, Fair Value	11,109	11,499
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	423	196
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	755	4,269
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	6	36
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	5,157	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	55	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	5,912	4,269
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	61	36
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,989	2,008
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	224	11
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	1,971
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	41
Available-for-sale Securities, Gross unrealized losses, Fair Value	3,960	2,008
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	265	$ 11
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	3,085
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	20
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	3,085
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	$ 20